Share-based Compensation - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised		¥ 296,700,000		¥ 265,200,000	¥ 428,300
Share-based compensation expense measured at fair value		¥ 0		¥ 0	¥ 7,500,000
Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated fair value of underlying shares | (per share)		¥ 7.1	$ 1.11	¥ 41.50	¥ 95.20
Fair value of share options vested		¥ 115,200,000		¥ 346,500,000	¥ 326,500,000
Unrecognized share-based compensation expense		122,900,000	$ 122,900,000
Share Option Plan | Jifen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive awards issuance, stock split conversion ratio						0.2
Share Option Plan | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense		¥ 200,200,000		¥ 463,200,000	¥ 272,000,000.0
Equity Incentive Plan 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of plans	2